7. INVENTORIES	12 Months Ended
Dec. 31, 2017
Notes
7. INVENTORIES

7.  INVENTORIES

At December 31, 2017, the Company’s inventory consists of the following:

	December 31, 2017	December 31, 2016
	$	$
Work in process	39,845	5,987
Finished goods	171,380	1,050,300
	211,225	1,056,287

Inventories expensed to cost of sales during the year ended December 31, 2017 are $255,253 (2016 - $688,624). During the year ended December 31, 2017, the Company recorded a write-down of inventory of $745,977 (2016 - $291,794).